INCOME TAXES - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Weighted average statutory tax rate	20.50%	17.30%	16.40%
Increase (reduction) in rate resulting from:
International operations subject to different tax rates	(15.00%)	(10.30%)	(11.20%)
Change in tax rates and imposition of new tax legislation	(25.90%)	(4.30%)	0.00%
Impact of internal reorganization	13.20%	0.00%	0.00%
Other	4.40%	(0.50%)	0.60%
Effective income tax rate	(2.80%)	2.20%	5.80%